Segment information	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Segment information
34.	Segment information
The Company is organized into the following operating segments: IT Services, IT Products and India State Run Enterprise segment (“
ISRE
”).
IT Services:
During the year ended March 31, 2021, in order to broad base our growth, the Company re-organized
IT Services segment to four Strategic Market Units (“
SMUs
”)—Americas 1, Americas 2, Europe and Asia Pacific Middle East Africa (“
APMEA
”).
Americas 1 and Americas 2 are primarily organized by industry sector, while Europe and APMEA are organized by countries.
Americas 1
includes the entire business of Latin America (“
LATAM”
) and the following industry sectors in the United States of America: healthcare and medical devices, consumer goods and life sciences, retail, transportation and services, communications, media and information services, technology products and platforms.
Americas 2
includes the entire business in Canada and the following industry sectors in the United States of America: banking, financial services and insurance, manufacturing, hi-tech,
energy and utilities.
Europe
consists of the United Kingdom and Ireland, Switzerland, Germany, Benelux, the Nordics and Southern Europe.
APMEA
consists of Australia and New Zealand, India, Middle East, South East Asia, Japan and Africa.
The corresponding information for the year ended March 31, 2020 have been re-stated
to give effect to the above changes.
Revenue from each customer is attributed to the respective SMUs based on the location of the customer’s primary buying center of such services. With respect to certain strategic global customers, revenue may be generated from multiple countries based on such customer’s buying centers, but the total revenue related to these strategic global customers are attributed to a single SMU based on the geographical location of key decision makers.
Prior to the Company’s
re-organization
of its IT services segment, the IT services segment was organized by seven industry verticals: Banking, Financial Services and Insurance (“
BFSI
”), Health Business unit (“
Health BU
”), Consumer Business unit (“
CBU
”), Energy, Natural Resources
and
Utilities (“
ENU
”), Manufacturing (“
MFG
”), Technology (“
TECH
”) and Communications (“
COMM
”).
Our IT Services segment provides a range of IT and IT enabled services which include digital strategy advisory, customer centric design, technology consulting, IT consulting, custom application design, development, re-engineering
and maintenance, systems integration, package implementation, cloud and infrastructure services, business process services, cloud, mobility and analytics services, research and development and hardware and software design.

IT Products:
The Company is a value-added reseller of security, packaged and SaaS software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to these items is reported as revenue from the sale of IT Products.
ISRE:
This segment consists of IT Services offerings to entities and/or departments owned or controlled by Government of India and/or any State Governments.
The Chairman of the Company has been identified as the Chief Operating Decision Maker (“
CODM
”) as defined by IFRS 8, “Operating Segments”. The Chairman of the Company evaluates the segments based on their revenue growth and operating income.
Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.
Information on reportable segments for the year ended March 31, 2020 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	176,115	₹	181,481	₹	157,526	₹	78,676	₹	593,798	₹	11,657	₹	7,950	₹	(4)	₹	613,401
Other operating income/(loss), net		—		—		—		—		1,144		—		—		—		1,144
Segment r esult		27,289		34,341		27,617		9,550		98,797		(323)		(1,849)		229		96,854
Unallocated										7,732		—		—		—		7,732

Segment r esult t otal									₹	107,673	₹	(323)	₹	(1,849)	₹	229	₹	105,730
Finance expense																		(7,328)
Finance and other income																		24,081
Share of net profit/(loss) of associates accounted for using the equity method																		29

Profit before tax																	₹	122,512
Income tax expense																		(24,799)

Profit for the year																	₹	97,713

Depreciation, amortization and impairment																	₹	20,862

Information on reportable segments for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	178,091	₹	179,821	₹	165,441	₹	82,462	₹	605,815	₹	7,685	₹	8,912	₹	13	₹	622,425
Other operating income/(loss), net		—		—		—		—		(81)		—		—		—		(81)
Segment r esult		33,040		41,589		31,673		11,476		117,778		45		1,061		(903)		117,981
Unallocated										5,153		—		—		—		5,153

Segment r esult t otal									₹	122,850	₹	45	₹	1,061	₹	(903)	₹	123,053
Finance expense																		(5,088)
Finance and other income																		20,912
Share of net profit/(loss) of associates accounted for using the equity method																		130

Profit before tax																	₹	139,007
Income tax expense																		(30,345)

Profit for the year																	₹	108,662

Depreciation, amortization and impairment																	₹	27,656

Information on reportable segments for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	217,874	₹	239,404	₹	233,443	₹	91,103	₹	781,824	₹	6,173	₹	7,295	₹	(3)	₹	795,289
Other operating income/(loss), net		—		—		—		—		2,186		—		—		—		2,186
Segment r esult		42,820		47,376		35,739		10,523		136,458		115		1,173		(80)		137,666
Unallocated										434		—		—		—		434

Segment r esult t otal									₹	139,078	₹	115	₹	1,173	₹	(80)	₹	140,286
Finance expense																		(5,325)
Finance and other income																		16,257
Share of net profit/(loss) of associates accounted for using the equity method																		57

Profit before tax																	₹	151,275
Income tax expense																		(28,946)

Profit for the year																	₹	122,329

Depreciation, amortization and impairment																	₹	30,911

Revenues from India, being Company’s country of domicile, is
₹
 29,374,
₹
 27,156 and
₹
 25,939 for year ended March 31, 2020, 2021 and 2022 respectively.
Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2020		2021		2022
United States of America	₹	338,490	₹	336,009	₹	427,021
United Kingdom		65,258		67,852		101,437

	₹	403,748	₹	403,861	₹	528,458

No customer individually accounted for more than 10% of the revenues during the year ended March 31, 2020, 2021 and 2022.
Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.
Notes:

a)
Effective beginning of fiscal year ended March 31, 2021, revenue from sale of traded cloud-based licenses is no longer reported in IT Services revenue and finance income on deferred consideration earned under total outsourcing contracts is not included in segment revenue. Further, for evaluating performance of the individual operating segments, stock compensation expense is allocated based on the accelerated amortization as per IFRS 2. Segment information for the year ended March 31, 2020 has been re-stated
to give effect to these changes.

b)	“Reconciling items” includes elimination of inter-segment transactions and other corporate activities.
c)	Revenue from sale of Company owned intellectual properties is reported as part of IT Services revenues.
d)
For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains / (losses), net” in revenues (which is reported as a part of operating profit in the consolidated statement of income).

e)	During the year ended March 31, 2021, the Company has contributed ₹ 991 towards COVID-19 and is reported in Reconciling items.
f)	Other operating income/(loss) of ₹ 1,144, ₹ (81) and ₹ 2,186 is included as part of IT Services segment result for the year ended March 31, 2020, 2021 and 2022, respectively. Refer to Note 26.
g)
Segment results for the year ended March 31, 2021, are after considering the impact of impairment charge of
₹
 1,250 in Americas 1 and
₹
 192 in Europe. Further, an impairment charge of
₹
 674 for the year ended March 31, 2021 towards certain marketing-related intangible assets and software platform recognized on acquisitions, is allocated to all IT Services SMUs. The remaining impairment charge of
₹
 302 for the year ended March 31, 2021 is included under unallocated. Refer to Note 4, 6 and 25.

h)
Segment results for year ended March 31, 2021, are after considering additional amortization of
₹
 795 in Americas 2 due to change in estimate of useful life of the customer-related intangibles in an earlier business combination. Refer to Note 6.

i)	Segment results of IT Services segment are after recognition of share-based compensation expense ₹ 1,262, ₹ 2,897, and ₹ 4,164 for the year ended March 31, 2020, 2021 and 2022, respectively.